Financial Risks - Summary of Exposures of Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	€ 40,315	€ 171,399
USD LIBOR [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	39,752	54,232
Euribor [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value	€ 563	113,593
Fed Funds [Member]
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Nominal Value		€ 3,574